Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 20 - EARNINGS (LOSS) PER SHARE

	For the year ended December 31,
	2024	2023	2022
Weighted average of the number of ordinary shares used to calculate basic earnings per share	5,210,317	3,161,779	3,161,779

Weighted average of the number of ordinary shares used to calculate diluted earnings per share	5,210,317	3,161,779	3,317,185
The income (loss) used in calculation (in $)	(2,347)	(2,819)	1,798